Note 20 - Trade Receivables	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]
20.	TRADE RECEIVABLES

	2020	2019
Trade receivables	4,861.0	4,955.5
Bad debt provision	(676.5)	(603.5)
Trade receivables, net	4,184.5	4,352.0
Related parties (Note 32)	118.6	143.5
Total current trade receivables	4,303.1	4,495.5

The aging of our current trade receivables, net of impairment losses, is detailed as follows:

	Net carrying amount as of December 31,	No past due	Past due - until 30 days	Past due - between 31 - 60 days	Past due - between 61 - 90 days	Past due - between 91 - 180 days	Past due - between 181 - 360 days	Past due 360 days
Trade receivables	4,861.0	3,925.9	187.5	53.2	19.0	38.2	71.1	566.1
Bad debt provision	(676.5)	(5.8)	-	-	(4.3)	(29.2)	(71.1)	(566.1)
2020	4,184.5	3,920.1	187.5	53.2	14.7	9.0	-	-

Trade receivables	4,955.5	3,852.3	255.2	82.4	74.5	111.1	74.1	505.9
Bad debt provision	(603.5)	(5.8)	(0.1)	(0.2)	(0.5)	(16.9)	(74.1)	(505.9)
2019	4,352.0	3,846.5	255.1	82.2	74.0	94.2	-	-

Impairment losses on trade receivables recognized in the income statement in
2020
amount to
R$103.0
(
R$39.5
in
2019
), and there were
no
relevant reversals during the year.

The Company's exposure to credit risks, currency and interest rate risks are disclosed in Note
28
-
Financial instruments and risks
.